TRADE ACCOUNTS RECEIVABLE - Changes in losses for impairment (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Estimated impairment losses for accounts receivable roll forward
Balance at beginning	R$ (2,396,382)	R$ (2,171,336)
Supplement to estimated losses, net of resersal	(1,362,678)	(1,315,614)
Write-off	1,321,215	1,126,600
Business combination - Garliava		(36,032)
Balance at ending	R$ (2,437,845)	R$ (2,396,382)